UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   199 Elm Street
           New Canaan, CT 06840-5321


Form 13F File Number: 28-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Alexander M. Seaver
Title:  Managing Director
Phone:  (203) 890-8528

Signature,  Place,  and  Date  of  Signing:

/s/ Alexander M. Seaver            New Canaan, CT 06840-5321          11/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      273,276
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMBASSADORS GROUP INC          COM            23177108     8,228  1,435,943 SH       SOLE                 1,435,943      0    0
AMERICAN DENTAL PARTNERS       COM            25353103     9,173    949,542 SH       SOLE                   949,542      0    0
AMERICAN REPROGRAPHICS CO      COM            29263100    18,868  5,615,507 SH       SOLE                 5,615,507      0    0
AMERICAN WOODMARK CORP         COM            30506109     6,055    500,039 SH       SOLE                   500,039      0    0
ASCENA RETAIL GROUP INC        COM            04351G101   23,360    862,939 SH       SOLE                   862,939      0    0
BIG 5 SPORTING GOODS CORP      COM            08915P101   20,521  3,375,231 SH       SOLE                 3,375,231      0    0
BLUELINX HOLDINGS INC          COM            09624H109    6,728  4,639,907 SH       SOLE                 4,639,907      0    0
BUILDERS FIRSTSOURCE INC       COM            12008R107   18,807 14,808,890 SH       SOLE                14,808,890      0    0
CASH STORE FINANCIAL           COM            14756F103    1,804    213,450 SH       SOLE                   213,450      0    0
COLUMBUS MCKINNON CORP-N.Y.    COM            199333105    6,301    574,902 SH       SOLE                   574,902      0    0
COMMERCIAL VEHICLE GROUP INC   COM            202608105    5,783    880,142 SH       SOLE                   880,142      0    0
DESTINATION MATERNITY          COM            25065D100    1,592    123,710 SH       SOLE                   123,710      0    0
EMCOR GROUP INC                COM            29084Q100   18,152    892,853 SH       SOLE                   892,853      0    0
FORTEGRA FINANCIAL CORP        COM            34954W104    1,784    339,722 SH       SOLE                   339,722      0    0
INSPERITY INC                  COM            45778Q107   34,595  1,554,836 SH       SOLE                 1,554,836      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COM            666762109    1,566     80,912 SH       SOLE                    80,912      0    0
QUINSTREET INC                 COM            74874Q100    1,453    140,370 SH       SOLE                   140,370      0    0
REGIS CORPORATION              COM            758932107   13,701    972,384 SH       SOLE                   972,384      0    0
SCHOOL SPECIALTY INC           COM            807863105    4,905    687,906 SH       SOLE                   687,906      0    0
TNS INC                        COM            872960109   36,669  1,950,503 SH       SOLE                 1,950,503      0    0
UNIVERSAL TECHNICAL INSTITUTE  COM            913915104   16,324  1,201,198 SH       SOLE                 1,201,198      0    0
WEST COAST BANCORP ORE NEW     COM            952145209   12,769    912,049 SH       SOLE                   912,049      0    0
WSFS FINANCIAL CORP            COM            929328102    4,138    131,081 SH       SOLE                   131,081      0    0


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